Goodwill and Other Intangible Assets (Summary of Reconciliation of Intangible Assets) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment	$ 43
Amortization	279	$ 302
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(1,531)
Ending Balance	(1,908)	(1,531)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Acquisitions (Note 25)	126	200
Foreign currency translation and other	42	(52)
Disposals		0
Impairment	422
Amortization	0	0
Goodwill [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	12,368	12,220
Ending Balance	12,114	12,368
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	12,375
Ending Balance	12,542	12,375
Goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0	0
Goodwill [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(7)
Ending Balance	(428)	(7)
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Acquisitions (Note 25)	30	59
Foreign currency translation and other	9	(13)
Disposals		1
Impairment	43
Amortization	164	166
Customer relationships [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	1,229	1,350
Ending Balance	1,061	1,229
Customer relationships [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	2,001
Ending Balance	2,046	2,001
Customer relationships [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0	0
Customer relationships [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(772)
Ending Balance	(985)	(772)
Technology [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Acquisitions (Note 25)	0	0
Foreign currency translation and other	49	14
Disposals		1
Impairment	0
Amortization	114	122
Technology [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	702	595
Ending Balance	843	702
Technology [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	1,028
Ending Balance	1,263	1,028
Technology [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	206	216
Technology [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(326)
Ending Balance	(420)	(326)
Trade names [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Acquisitions (Note 25)	7	22
Foreign currency translation and other	4	1
Disposals		0
Impairment	0
Amortization	8	8
Trade names [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	95	80
Ending Balance	98	95
Trade names [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	150
Ending Balance	160	150
Trade names [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0	0
Trade names [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(55)
Ending Balance	(62)	(55)
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Acquisitions (Note 25)	1	23
Foreign currency translation and other	(1)	(1)
Disposals		0
Impairment	0
Amortization	56	72
Other [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	271	315
Ending Balance	215	271
Other [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	649
Ending Balance	656	649
Other [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0	6
Other [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(378)
Ending Balance	(441)	(378)
Intangible assets other than goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Acquisitions (Note 25)	38	104
Foreign currency translation and other	61	1
Disposals		2
Amortization	342	368
Intangible assets other than goodwill [Member] | Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	2,297	2,340
Ending Balance	2,217	2,297
Intangible assets other than goodwill [Member] | Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	3,828
Ending Balance	4,125	3,828
Intangible assets other than goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	$ 206	$ 222